UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whitman Capital LLC
Address: 525 University Ave., Ste. 701

         Palo Alto, CA  94301

13F File Number:  28-05273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas F. Whitman
Title:     President
Phone:     650-325-9700

Signature, Place, and Date of Signing:

     /s/ Douglas F. Whitman     Palo Alto, CA     August 13, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $121,645 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
CITRIX SYS INC              COM                 177376100    17440   499700 SH       SOLE    0              499700        0        0
DIGITALTHINK INC            COM                 25388M100       86    12300 SH       SOLE    0               12300        0        0
DSP GROUP INC               COM                 23332B106    15015   700000 SH       SOLE    0              700000        0        0
EXODUS COMMUNICATIONS INC   COM                 302088109     2032   986612 SH       SOLE    0              986612        0        0
FLEXTRONICS INTL LTD        ORD                 Y2573F102    10924   418400 SH       SOLE    0              418400        0        0
FOUNDRY NETWORKS INC        COM                 35063R100     3445   172400 SH       SOLE    0              200400        0        0
MARVELL TECHNOLOGY GRP LTD  ORD                 G5876H105     6321   234967 SH       SOLE    0              234967        0        0
NETOPIA INC                 COM                 64114K104     1220   198700 SH       SOLE    0              198700        0        0
POLYCOM INC                 COM                 73172K104    11223   486054 SH       SOLE    0              486054        0        0
QLOGIC CORP                 COM                 747277101    27275   423200 SH       SOLE    0              423200        0        0
RSA SEC INC                 COM                 749719100    17844   576550 SH       SOLE    0              576550        0        0
SUN MICROSYSTEMS INC        COM                 866810104     2650   168600 SH       SOLE    0              168600        0        0
TURNSTONE SYSTEMS INC       COM                 900423104     5789   826950 SH       SOLE    0              826950        0        0
UNIVERSAL ACCESS INC        COM                 913363107      267    43100 SH       SOLE    0               43100        0        0
VINA TECHNOLOGIES INC       COM                 92719D100      114    81400 SH       SOLE    0               81400        0        0